UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices)          (Zip code)

Patrick W. Galley
325 N. LaSalle Street
Suite 645
Chicago, IL 60654
(Name and address of agent for service)

Registrant's telephone number, including area code:312-832-1440

Date of fiscal year end:      09/30

Date of reporting period:06/30/09

Form N-Q is to be used by management investment companies, other than small business investment  companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value

CLOSED-END FUNDS - 61.53%
302,421	Alpine Global Premier Properties Fund	$ 1,415,330
89,068	ASA Ltd.	5,631,770
563,588	Boulder Growth & Income Fund, Inc.	2,547,418
41,647	Calamos Global Total Return Fund	479,357
89,441	Central Europe and Russia Fund, Inc. / The	1,997,217
107,561	China Fund, Inc.	2,256,630
141,677	Claymore Dividend & Income Fund	1,456,439
360,780	Clough Global Equity Fund	4,221,126
1,026,770	Clough Global Opportunities Fund	11,068,581
98,383	Cohen & Steers Global Income Builder, Inc.	864,786
58,511	Defined Strategy Fund, Inc.	551,174
85,308	Diamond Hill Financial Trends Fund, Inc.	534,881
703,102	Dreyfus High Yield Strategies Fund	2,144,461
1,048,513	DWS Dreman Value Income Edge Fund	4,613,457
116,385	DWS Global Commodities Stock Fund, Inc.	825,170
618,507	First Trust/Four Corners Senior Floating Rate Income Fund II	6,073,739
322,884	Gabelli Global Deal Fund	4,387,993
40,067	Global Income & Currency Fund	555,329
311,844	Helios Total Return Fund, Inc.	1,493,733
687,380	Highland Credit Strategies Fund	3,375,036
601,526	ING Prime Rate Trust	2,496,333
120,161	Insured Municipal Income Fund	1,477,980
1,666,557	Liberty All-Star Equity Fund	5,766,120
847,025	LMP Capital and Income Fund, Inc.	7,284,415
226,000	LMP Corporate Loan Fund, Inc.	1,850,940
186,388	Macquarie Global Infrastructure Total Return Fund, Inc.	2,363,400
206,650	Morgan Stanley China A Share Fund	6,542,539
117,326	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,467,748
114,390	Neuberger Berman High Yield Strategies Fund	1,054,676
738,858	NFJ Dividend, Interest & Premium Strategy Fund	8,748,079
818,347	Nicholas-Applegate Convertible & Income Fund II	5,180,136
355,782	Nuveen Floating Rate Income Fund	2,725,290
391,474	Nuveen Floating Rate Income Opportunity Fund	2,963,458
54,229	Nuveen Global Value Opportunities Fund	764,629
130,116	Nuveen Multi-Currency Short-Term Government Income Fund	1,956,945
803,646	Nuveen Multi-Strategy Income and Growth Fund	4,500,418
1,282,266	Nuveen Multi-Strategy Income and Growth Fund 2	7,360,207
93,403	Nuveen Tax-Advantage Dividend Growth Fund	855,571
626,953	Royce Value Trust, Inc.	5,272,675
588,580	SunAmerica Focused Alpha Growth Fund, Inc.	5,768,084
1,134,656	TCW Strategic Income Fund, Inc.	4,107,455
42,643	Templeton Dragon Fund, Inc.	996,140
5,988	Van Kampen Senior Income Trust	19,162
85,958	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	994,534

TOTAL FOR CLOSED-END FUNDS (Cost $130,051,991)		139,010,561

MUTUAL FUNDS - 7.84%
513,655	Calamos Convertible Fund - Class A	8,362,307
1,053,440	Eaton Vance Floating-Rate Advantage Fund	9,365,080

TOTAL FOR MUTUAL FUNDS (Cost $14,498,206)		17,727,387

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued
JUNE 30, 2009 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value

EXCHANGE-TRADED FUNDS - 6.73%
137,839	iShares MSCI Emerging Markets Index	$ 4,442,551
60,537	iShares Russell 1000 Growth Index Fund	2,483,833
12,350	iShares Russell 2000 Index Fund	630,838
97,868	PowerShares FTSE RAFI US 1000 Portfolio	3,644,604
57,945	Proshares UltraShort 20+ Year Treasury	2,950,559
32,700	SPDR Barclays Capital Convertible Bond ETF	1,048,035

TOTAL FOR EXCHANGE-TRADED FUNDS (Cost $12,971,607)		15,200,420

EXCHANGE-TRADED NOTES - 2.42%
80,170	iPath S&P 500 VIX Short-Term Futures ETN (a)	5,460,379

TOTAL FOR EXCHANGE-TRADED NOTES (Cost $6,176,258)		5,460,379

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.44%
12,100	Affiliated Managers Group, Inc. (a)	704,099
11,736	Legg Mason, Inc.	286,124

TOTAL FOR HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $1,272,030)		990,223

PREFERRED STOCKS - 0.94%
40,000	Gabelli Global Deal Fund - Series A, 8.500%	2,120,400

TOTAL FOR PREFERRED STOCKS (Cost $2,000,000)		2,120,400

SHORT-TERM INVESTMENTS - 18.79%
42,446,140	Fidelity Institutional Money Market Portfolio - Class I, 0.74% (b)	42,446,140

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $42,446,140)		42,446,140

TOTAL INVESTMENTS (Cost $209,416,232) - 98.69%		$ 222,955,510

OTHER ASSETS LESS LIABILITIES - 1.31%		2,969,826

NET ASSETS - 100.00%		$ 225,925,336

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2009.

Tax Related, excluding swaps
Unrealized appreciation	$ 20,387,321
Unrealized depreciation	(6,848,043)
Net unrealized appreciation	$ 13,539,278

Aggregate cost of securities for income tax purposes	$ 209,416,232

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

TOTAL RETURN SWAPS
JUNE 30, 2009 (UNAUDITED)
Unrealized
	Notional	Termination	Appreciation
	Amount	Date	(Depreciation)

ReFlow Fund, LLC	$ 20,000,000	8/27/2010	$ -

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

Securities Valuation and Fair Value Measurements - The Fund utilizes various methods and inputs to measure the fair value of its investments on a recurring basis.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Fund will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

RIVERNORTH CORE OPPORTUNITY FUND

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-LIBOR-BBA and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities.

In accordance with Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), the total return swap can be found on the balance sheet under receivable/payable for open swap agreement and under net assets – accumulated undistributed realized gain (loss) on investments and total return swaps. At June 30, 2009, the receivable for open swap agreements was $391,521 and the accumulated undistributed realized gain (loss) was $2,322,533. For the reporting period ended June 30, 2009, the realized gain (loss) was $3,047,842. The Fund had total notional value purchased of $83,000,000 and total notional value sold of $63,000,000.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

RIVERNORTH CORE OPPORTUNITY FUND

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

The following is a summary of the inputs used to value the Fund’s assets as of June 30, 2009:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$ 139,010,561	$ -	$ -	$ 139,010,561
Mutual Funds	17,727,387	-	-	17,727,387
Exchange-Traded Funds	15,200,420	-	-	15,200,420
Exchange-Traded Notes	5,460,379	-	-	5,460,379
Holding & Investment Management Companies	990,223	-	-	990,223
Preferred Stocks	2,120,400	-	-	2,120,400
Short-Term Investments	42,446,140	-	-	42,446,140
Total	$ 222,955,510	$ -	$ -	$ 222,955,510

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Other – The Fund has held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant RiverNorth Funds

By /s/ Patrick W. Galley

Patrick W. Galley, President

Date: 08/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Patrick W. Galley

Patrick W. Galley, President

Date: 08/28/2009

By /s/ Jonathan M. Mohrhardt,

Jonathan M. Mohrhardt, Treasurer

Date_08/28/2009